Lease Liabilities - Schedule of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Liabilities [Line Items]
At beginning of the year	$ 119,984	$ 280,811
Lease liabilities:
- Not later than one year	399,858	82,431
- More than one year to five years	346,754	37,553
Total	746,612	119,984
Additions	1,159,035
Disposal of controlling interest in subsidiaries	(120,240)
Finance cost	32,750	6,803
Payment	(458,737)	(167,630)
Currency alignment	13,820
At end of the year	746,612	119,984
Not later than one year [Member]
Lease liabilities:
- Not later than one year	399,858	82,431
More than one year to five years [Member]
Lease liabilities:
- More than one year to five years	$ 346,754	$ 37,553